                            SCHEDULE 14A INFORMATION

                  Proxy Statement Pursuant to Section 14(a) of
            the Securities Exchange Act of 1934 (Amendment No.    )

    Filed by the Registrant /X/
    Filed by a Party other than the Registrant / /

    Check the appropriate box:
    /X/  Preliminary Proxy Statement
    / / Confidential, for Use of the Commission Only (as permitted by Rule 14a-6(e)(2))
    / /  Definitive Proxy Statement
    / /  Definitive Additional Materials
    / / Soliciting Material Pursuant to Section 240.14a-11(c) or Section 240.14a-12

                       ANALYSTS INTERNATIONAL CORPORATION
- - --------------------------------------------------------------------------------
                (Name of Registrant as Specified In Its Charter)

- - --------------------------------------------------------------------------------
    (Name of Person(s) Filing Proxy Statement, if other than the Registrant)

Payment of Filing Fee (Check the appropriate box):

/X/  $125 per  Exchange Act  Rules 0-11(c)(1)(ii),  14a-6(i)(1), 14a-6(i)(2)  or
     Item 22(a)(2) of Schedule 14A.
/ / $500 per each party to the controversy pursuant to Exchange Act Rule 14a-6(i)(3).
/ /  Fee  computed  on   table  below   per  Exchange   Act  Rules   14a-6(i)(4)
     and 0-11.
     1) Title of each class of securities to which transaction applies:
        ------------------------------------------------------------------------
     2) Aggregate number of securities to which transaction applies:
        ------------------------------------------------------------------------
     3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11 (Set forth the amount on which the filing fee is calculated and state how it was determined):
        ------------------------------------------------------------------------
     4) Proposed maximum aggregate value of transaction:
        ------------------------------------------------------------------------
     5) Total fee paid:
        ------------------------------------------------------------------------
/ /  Fee paid previously with preliminary materials.
/ / Check box if any part of the fee is offset as provided by Exchange Act Rule 0-11(a)(2) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the Form or Schedule and the date of its filing.
     1) Amount Previously Paid:
        ------------------------------------------------------------------------
     2) Form, Schedule or Registration Statement No.:
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     3) Filing Party:
        ------------------------------------------------------------------------
     4) Date Filed:
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
                                  PRELIMINARY

                  AIC ANALYSTS INTERNATIONAL CORPORATION LOGO

                    NOTICE OF ANNUAL MEETING OF SHAREHOLDERS
                                OCTOBER 17, 1996

    The annual meeting of shareholders of Analysts International Corporation will be held at the Edina Country Club, 5100 Wooddale Avenue, Edina, Minnesota on October 17, 1996 at 3 o'clock p.m., for the following purposes:

    1.  to elect six directors of the Company;

    2. to ratify the appointment of Deloitte & Touche LLP as independent auditors to examine the Company's accounts for the fiscal year ending June 30, 1997;

    3.  to increase the number of authorized common shares to 40,000,000;

    4.  to approve a stock option plan for non-employee directors; and

    5. to transact such other business as may properly come before the meeting or any adjournment thereof.

    Shareholders of record at the close of business on August 28, 1996 are entitled to notice of and to vote at the meeting.

    Your attention is directed to the Proxy Statement accompanying this Notice for a more complete statement of the matters to be considered at the meeting. A copy of the Annual Report for the year ended June 30, 1996 also accompanies this Notice.

                                          By Order of the Board of Directors

                                               [SIGNATURE]
                                          Thomas R. Mahler
                                          SECRETARY

Approximate date of mailing of proxy materials:
September 5, 1996

       Please sign, date and return your proxy in the enclosed envelope.

                  AIC ANALYSTS INTERNATIONAL CORPORATION LOGO

                                PROXY STATEMENT

                         ANNUAL MEETING OF SHAREHOLDERS
                                OCTOBER 17, 1996

    This Proxy Statement is furnished in connection with the solicitation by the Board of Directors of proxies in the accompanying form. Shares will be voted in the manner directed by the shareholders. Proxies that are signed by shareholders but lack any such specification will be voted in favor of the election of directors, ratification of auditors, the increase in authorized common shares and approval of the 1996 Stock Option Plan for Non-Employee Directors as set forth herein. A shareholder giving a proxy may revoke it at any time before it is exercised by (a) delivering to the Secretary of the Company, at or prior to the meeting, a later dated duly executed proxy relating to the same shares, or
(b) delivering to the Secretary of the Company, at or prior to the meeting, a written notice of revocation bearing a later date than the proxy. Any written notice or proxy revoking a proxy should be sent to Analysts International Corporation, 7615 Metro Boulevard, Minneapolis, Minnesota 55439, Attention:
Thomas R. Mahler, Secretary.

    Shareholders of record on August 28, 1996 are entitled to receive notice of and to vote at the meeting. As of the record date, there were outstanding and entitled to be voted at the meeting x,xxx,xxx common shares, each share being entitled to one vote.

    The four proposals which have been properly submitted for action by shareholders at the annual meeting are as listed in the Notice of Annual Meeting of Shareholders. Management is not aware of any other items of business which will be presented for shareholder action at the annual meeting. Should any other matters properly come before the meeting for action by shareholders, the shares represented by proxies will be voted in accordance with the judgment of the persons voting the proxies.

    The affirmative vote of the holders of a majority of the outstanding common shares present and entitled to vote is required for election to the Board of Directors of each of the nominees and for the approval of the other proposals described in this Proxy Statement. For this purpose, a shareholder who abstains is considered to be present and entitled to vote at the meeting, and is in effect casting a negative vote, but a shareholder (including a broker) who does not give authority to a proxy to vote, or withholds authority to vote, shall not be considered present and entitled to vote.

                              PROPOSAL NUMBER ONE
                             ELECTION OF DIRECTORS
    Unless otherwise directed by the shareholders, shares represented by proxies will be voted in favor of the election of the following nominees for directors to serve until the next annual meeting and until their successors are elected and qualified. Each nominee is at present a member of the Board of Directors and was previously elected as a director by the shareholders. If any nominee is unable to stand for election, it is intended that shares represented by proxy will be voted for a substitute nominee recommended by the Board of Directors, unless the shareholder otherwise directs. Management is not aware that any nominee is unable to so stand for election.

                        NAMES, PRINCIPAL OCCUPATIONS FOR THE PAST FIVE YEARS                          COMMON SHARES   PERCENT
                  AND SELECTED OTHER INFORMATION CONCERNING NOMINEES FOR DIRECTORS                      OWNED(1)      OF CLASS
- - ------------------------------------------------------------------------------------------------------------------------------
VICTOR C. BENDA                    President and Chief Operating Officer of the Company               373,003(2)       x.xx%
  Director since 1970
  Age -- 65
- - ------------------------------------------------------------------------------------------------------------------------------
WILLIS K. DRAKE                    Chairman of the Board (retired) of Data Card Corporation, a          21,033           *
  Director since 1982              manufacturer of embossing and encoding equipment
  Age -- 73
  Mr. Drake is also a director of Innovex, Inc., Digi International, Inc. and Telident, Inc.
- - ------------------------------------------------------------------------------------------------------------------------------
FREDERICK W. LANG                  Chairman and Chief Executive Officer of the Company                192,675(3)       x.xx%
  Director since 1966
  Age -- 71
- - ------------------------------------------------------------------------------------------------------------------------------
MARGARET A. LOFTUS                 Principal in Loftus Brown - Wescott, Inc., business consultants,       450            *
  Director since 1993              since 1989. Formerly Vice President - Software, Cray Research,
  Age -- 52                        Inc.
  Ms. Loftus is also Board Chair of Unimax Systems Corporation.
- - ------------------------------------------------------------------------------------------------------------------------------
EDWARD M. MAHONEY                  Chairman and CEO (retired) of Fortis Advisers, Inc., an               6,918           *
  Director since 1980              investment advisor, and Fortis Investors, Inc., a broker-dealer
  Age -- 66
  Mr. Mahoney is also a director of the eleven Fortis mutual fund companies.
- - ------------------------------------------------------------------------------------------------------------------------------
ROBB PRINCE                        Vice President and Treasurer (retired) of Jostens Inc., a             1,000           *
  Director since 1994              provider of products and services for the youth, education,
  Age -- 55                        sports award and recognition markets
  Mr. Prince is also a director of the eleven mutual fund companies managed by Fortis Advisers, Inc.
- - ------------------------------------------------------------------------------------------------------------------------------
All directors and executive officers as a group (8 in number)                                         668,204(4)       x.xx%
- - ------------------------------------------------------------------------------------------------------------------------------

(1) Except as otherwise indicated, each person possesses sole voting and investment power with respect to shares shown as beneficially owned. Ownership and percent of class owned is provided as of August 28, 1996. An asterisk indicates the shares held are less than one percent of total shares outstanding.
(2) Includes (a) 15,378 shares held by members of his family and as to which he disclaims beneficial ownership and (b) 30,625 shares subject to an option exercisable within 60 days of August 28, 1996.

(3) Includes (a) 2,800 shares held by members of his family and as to which he disclaims beneficial ownership and (b) 11,875 shares subject to an option exercisable within 60 days of August 28, 1996.
(4) Includes 44,750 shares subject to options exercisable within 60 days of August 28, 1996. Also includes shares owned by non-director executive officers as follows: Thomas R. Mahler -- 16,375 and Gerald M. McGrath --
     54,500.

BOARD COMMITTEES AND COMPENSATION
    The two standing committees of the Board of Directors are the Audit Committee and the Compensation Committee. Current committee members are as follows:

      NAME OF COMMITTEE                          MEMBERSHIP
- - ------------------------------  --------------------------------------------
Audit Committee                 Willis K. Drake, Margaret A. Loftus and
                                 Edward M. Mahoney
Compensation Committee          Willis K. Drake, Edward M. Mahoney and Robb
                                 Prince

    The Audit Committee, which is made up entirely of non-employee Directors, held two meetings during the fiscal year and consulted with one another on Committee matters between meetings. The Committee's purpose is to oversee the Company's accounting and financial reporting policies and practices and to assist the Board of Directors in fulfilling its fiduciary and corporate accountability responsibilities. Its responsibilities include selecting the Company's independent certified public accountants; reviewing and approving the scope of the annual audit as proposed by the independent certified public accountants; reviewing the results of the annual audit; and considering recommendations of the independent certified public accountants regarding the Company's system of internal accounting controls and financial reporting. The Company's independent certified public accountants always have direct access to Audit Committee members.

    The Compensation Committee, which also is made up entirely of non-employee Directors, held three meetings during the fiscal year and consulted with one another on Committee matters during the year. The Committee's purpose is to monitor management compensation for consistency with corporate objectives and shareholders' interests. It recommends to the full Board the annual salaries and incentive plans for executive officers; monitors and makes recommendations to the full Board regarding retirement plans for executive officers; grants options under the Company's employee stock option plans; and oversees and monitors compensation plans.

    The Board of Directors does not have a nominating committee.

    During the fiscal year, there were six regular meetings of the Board of Directors; combined attendance of incumbent directors at meetings of the Board of Directors and of standing committees was 100%.

    Directors who are not officers or employees of the Company each received a quarterly fee of $3,000 and fees of $700 for each Board of Directors meeting and $500 for each committee meeting attended.

    THE BOARD OF DIRECTORS RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" THE NOMINEES.

                              PROPOSAL NUMBER TWO

                            APPOINTMENT OF AUDITORS

    Unless otherwise directed by the shareholders, shares represented by proxy at the meeting will be voted in favor of ratification of the appointment of the firm of Deloitte & Touche LLP to examine the accounts of the Company for the year ending June 30, 1997. Management believes that neither Deloitte & Touche LLP nor any of its partners presently has or has held within the past three years any direct or indirect interest in the Company. A representative of Deloitte & Touche LLP is expected to be present at the annual meeting and will be given an opportunity to make a statement if so desired and to respond to appropriate questions.

       THE BOARD OF DIRECTORS RECOMMENDS THAT THE SHAREHOLDERS VOTE "FOR" THE
         PROPOSAL TO APPROVE THE APPOINTMENT OF DELOITTE & TOUCHE LLP.

                             PROPOSAL NUMBER THREE

                      INCREASE IN AUTHORIZED COMMON SHARES

    Unless otherwise directed by the shareholders, shares represented by proxy at the meeting will be voted in favor of increasing the number of authorized common shares to 40,000,000.

    The Board of Directors recommends that shareholders consider and approve an amendment to Article V of the Company's Articles of Incorporation which would increase the number of authorized common shares from 20,000,000 to 40,000,000. The proposed amendment, if adopted, would not change the provisions of the present Article V in any manner other than to increase the number of authorized common shares. The text of Article V, as proposed to be amended, is set forth in Exhibit A.

    As   of  August  31,  1996,  of  the  currently  authorized  common  shares,
[X,XXX,XXX] shares were outstanding.

    Although currently authorized shares are sufficient to meet all presently known needs, the Board considers it desirable that the Company have the flexibility to issue additional common shares without further shareholder action, unless required by law or stock exchange regulation. The availability of these additional shares will enhance the Company's flexibility in connection with possible stock splits, stock dividends, acquisitions, financings, and other corporate purposes.

    AiC's common shares have been split five times. Most recently, the Company issued 2,357,773 common shares as the result of a three-for-two stock split effected in the form of a stock dividend in September 1993. While the Company has no present plans to split the common shares, it wishes to have the ability to do so if such a split would be in the best interests of shareholders.

    The Company does not have any commitment of understanding at this time for the issuance of any of the additional common shares.

    Although the Company is not aware of any pending or threatened efforts to obtain control of the Company, the availability for issuance of additional common shares could enable the Board of Directors to render more difficult or discourage an attempt to do so. For example, the issuance of common shares in a public or private sale, merger or similar transaction would increase the number of outstanding shares, thereby diluting the interest of a party attempting to obtain control of the Company.

    Holders of common shares do not have preemptive rights to subscribe to additional securities that may be issued by the Company, which means that current shareholders do not have a prior right to purchase any new issue of capital stock of the Company in order to maintain their proportionate ownership. However, shareholders wishing to maintain their interest may be able to do so through normal market purchases.

                     THE BOARD OF DIRECTORS RECOMMENDS THAT
       SHAREHOLDERS VOTE "FOR" THE INCREASE IN AUTHORIZED COMMON SHARES.

                              PROPOSAL NUMBER FOUR
       APPROVAL OF THE 1996 STOCK OPTION PLAN FOR NON-EMPLOYEE DIRECTORS

    Unless otherwise directed by the shareholders, shares represented by proxy at the meeting will be voted in favor of ratification of the 1996 Stock Option Plan for Non-Employee Directors.

    On June 20, 1996, the Board of Directors adopted, subject to approval by the Company's shareholders the 1996 Stock Option Plan for Non-Employee Directors (the "Plan"). The Plan is designed to assist the Company in attracting, retaining and compensating highly qualified individuals who are not employees of the Company for service as members of the Board and to provide them with a proprietary interest in the Company's common shares. The Board believes the Plan will be beneficial to the Company and its shareholders by allowing non-employee directors to have a personal financial stake in the Company, in addition to underscoring their common interest with shareholders in increasing the value of the Company's stock over the long term. Non-employee directors also receive cash remuneration for their services, as described above under "Board Committees and Compensation."

DESCRIPTION OF THE PLAN

    The following summary description of the Plan is qualified in its entirety by reference to the full text of the Plan, which is attached to this Proxy Statement as Exhibit B.

    If approved by the Company's shareholders, the Plan will provide for automatic yearly grants of options to purchase 2,000 common shares (subject to adjustment as provided in the Plan) to each active director serving on the Board at the time of the grant who is not an employee of the Company or any of its subsidiaries or affiliates. For Fiscal 1997, the Plan would provide a grant to Ms. Loftus and Messrs. Drake, Mahoney and Prince; Messrs. Benda and Lang would not be eligible to participate. Each option grant, vesting in equal installments over five years and having a ten-year term, will permit the holder to purchase shares at their fair market value on the date the option was granted. Payment for shares to the Company may be in cash, common shares of the Company or a combination thereof. The Plan will expire, unless earlier terminated, on June 19, 2006.

    Option grants under the Plan will be made on January 3 of each year (or the first business day thereafter on which the Company's common shares are traded on the principal securities exchange on which it is listed), commencing on January 3, 1997.

    The following table sets forth summary information concerning the hypothetical value of option grants for a single year to all eligible directors under the Plan, based on the assumption that such grants had been made at the beginning of Fiscal 1997.

               1996 STOCK OPTION PLAN FOR NON-EMPLOYEE DIRECTORS

                                                                         POTENTIAL REALIZABLE
                                                                       VALUE AT ASSUMED ANNUAL
                                                                         RATES OF STOCK PRICE
                                                                       APPRECIATION FOR OPTION
                                                                               TERM(2)
                                                           NUMBER OF   ------------------------
PLAN PARTICIPANTS                                          SHARES(1)       5%           10%
- - --------------------------------------------------------  -----------  -----------  -----------
Willis K. Drake.........................................       2,000   $    51,254  $   129,890
Margaret A. Loftus......................................       2,000        51,254      129,890
Edward M. Mahoney.......................................       2,000        51,254      129,890
Robb Prince.............................................       2,000        51,254      129,890
Non-employee directors as a group.......................       8,000       205,016      519,560

- - ------------------------
(1) Number of shares acquirable with each annual option grant.

(2) Amounts shown in these columns are based upon a hypothetical grant date of July 1, 1996, at the then-current fair market value of the Company's common shares [$40.75]. Amounts have been determined by multiplying the exercise price by the annual appreciation rate shown (compounded for the term of the options), multiplying the result by the number of shares covered by the options and subtracting the aggregate exercise price of the options. The calculations are made at the 5% and 10% rates set by rules of the Securities and Exchange Commission, and therefore are not intended to forecast possible future appreciation of the Company's common shares. As of August 25, 1996, the fair market value of the Company's common shares was $XXX.

    All options will expire ten years after the date of the grant, subject to Plan provisions relating to death, retirement or disability. In the event of termination of service at or after age 65 with 10 or more years of service as a director of the Company or by reason of permanent disability or death of the holder of any option, each of the then outstanding options of such holders shall become immediately exercisable in full, and shall be exercisable by the holder, or the holder's legal representative, at any time within a period of five years after such termination of service, permanent disability or death, but in no event after the expiration date of the option. If a participating director terminates service on the Board for any other reason, his or her outstanding options may be exercised only to the extent that they were exercisable at the time of such termination and expire three months after such termination. Each option will be non-assignable and non-transferable other than by will or the laws of descent and distribution.

    An aggregate of 80,000 shares of common stock will be subject to the Plan. Shares subject to options that terminate unexercised will be available for future option grants. Adjustments will be made in the number and kind of shares subject to the Plan and outstanding options, and in the purchase price of outstanding options, in the event of any change in the Company's outstanding shares by reasons of any stock split or stock dividend, recapitalization, merger, consolidation, combination or exchange of shares or other similar corporate change.

ADMINISTRATION

    The Plan will be administered by a committee appointed by the Board and consisting of directors who are not eligible to participate in the Plan. The initial members of the committee will be Messrs. Benda and Lang. The committee will be authorized to interpret the Plan, establish and amend rules relating to the Plan and make other determinations necessary or advisable for the administration of the Plan, but will have no discretion with respect to the selection of directors to receive options, the number of shares subject to the Plan or to each grant or the purchase price for shares subject to option. The committee will also have no authority to increase Plan benefits materially.

    The committee may terminate the Plan at any time or amend it in whole or in part, except that the provisions specifying amounts, pricing and timing of grants may not be amended more than once every six months, other than to comport with specified changes in applicable law. In addition, any amendment that increases the number of shares subject to the Plan or to any option or extends the period during which options may be granted will require approval by the Company's shareholders.

CERTAIN FEDERAL INCOME TAX CONSIDERATIONS

    The options granted under the Plan will be non-statutory options not intended to qualify under Section 422A of the Internal Revenue Code. The grant of options will not result in taxable income to the director or a tax deduction of the Company. The exercise of an option will result in taxable ordinary income to the director and a corresponding deduction for the Company, in each case equal to the difference between the fair market value of the shares on the date the option was granted (the option price) and their fair market value on the date the option was exercised.

                     THE BOARD OF DIRECTORS RECOMMENDS THAT
         SHAREHOLDERS VOTE "FOR" APPROVAL OF THE 1996 STOCK OPTION PLAN
                          FOR NON-EMPLOYEE DIRECTORS.

                             EXECUTIVE COMPENSATION

COMPENSATION COMMITTEE REPORT ON EXECUTIVE COMPENSATION

    The Compensation Committee of the Board of Directors administers the Company's executive compensation program. The Compensation Committee, consisting of three non-employee directors, meets formally and consults informally during the year. A more complete description of the functions of the Compensation Committee is set forth above under the caption "Board Committees and Compensation."

    COMPENSATION  PHILOSOPHY   AND   OBJECTIVES.     The   Company's   executive
compensation philosophy is to pay for performance. The objectives of the Company's executive compensation program are to:

        - Provide compensation that enables the Company to attract and retain key executives.

        - Reward the achievement of desired Company performance goals.

        - Align the interest of the Company's executives to shareholder return through long-term opportunities for stock ownership.

    The executive compensation program provides an overall level of compensation opportunity that the Compensation Committee believes, in its judgment and experience, is competitive with other companies of comparable size and complexity. Actual compensation levels may be greater or less than compensation levels at other companies based upon annual and long-term Company performance as well as individual performance. The Compensation Committee uses its discretion to establish executive compensation at levels in its judgment warranted by external or internal factors as well as an executive's individual circumstances. In arriving at what it considers appropriate levels and components of compensation, the Compensation Committee from time to time utilizes industry compensation data provided by Wyatt & Co., a nationally recognized compensation consulting firm.

    EXECUTIVE COMPENSATION PROGRAM COMPONENTS. The Company's executive compensation program consists of base salary, annual cash bonus incentives and long-term incentives in the form of stock options. The particular elements of the compensation program are discussed more fully below.

    BASE SALARY. Base pay levels of executives are determined by the potential impact of the individual on the Company and its performance, the skills and experiences required by the position, salaries paid by other companies for comparable positions, and personal and corporate development goals and the overall performance of the Company. Base salaries for executives are maintained at levels that the Compensation Committee believes, based on its own judgment and experience, are competitive with other companies of comparable size and complexity. Executive salary increases have been less than 5% per year over the past three years.

    ANNUAL CASH BONUS INCENTIVES. The Compensation Committee emphasizes annual cash bonus incentives as a means of rewarding executives for significant Company and individual performance. Prior to the beginning of each fiscal year, the Compensation Committee establishes objective performance criteria for incentive compensation for each executive officer, taking into account business conditions and profit projections for the coming year. Incentive compensation for each executive officer is based on attainment of the performance criteria so established. Performance criteria for each of the past three fiscal years for Mr. Lang, CEO of the Company, Mr. Benda, Mr. Mahler and Mr. McGrath have been based on the Company's attainment of specified pre-tax profit objectives.

    The Compensation Committee believes that this incentive arrangement creates a direct relationship between the most important measure of Company performance
- - - profit - and executive compensation.

    LONG-TERM INCENTIVES. Long-term incentives are provided in the form of stock options. The Committee and the Board of Directors believe that management's ownership of a significant equity interest in the Company is a major incentive in building shareholder wealth and aligning the long term interests of management and shareholders. Stock options, therefore, are granted at the market value of the common shares on date of grant and typically vest in installments of 25% per year beginning one year after grant. The value received by the executive from an option granted depends completely on increases in the market price of the Company's common shares over the option exercise price. Consequently, the value of the compensation is aligned directly with increases in shareholder value. Grants of stock options are made by the Compensation Committee based upon the executive's contribution toward Company performance and expected contribution toward meeting the Company's long-term strategic goals.

    TAX DEDUCTIBILITY CONSIDERATIONS. Effective January 1, 1994, deductibility of compensation paid to the Company's four executive officers is limited to $1 million per executive, except for certain "performance-based" compensation as defined in Section 162(m) of the Internal Revenue Code of 1986, as amended. The Committee has been advised that compensation attributable to stock options granted under plans approved by shareholders will qualify as performance-based compensation. For 1996, compensation in the form of salary and cash bonus incentives will not exceed the limit and therefore will be fully deductible, and the Committee does not anticipate that compensation in these forms for any individual executive officer will exceed the deductibility limit in the foreseeable future. The Committee will take appropriate action to preserve the deductibility of executive compensation at such future time as it deems necessary.

                                          E.M. Mahoney, Chair
                                          W.K. Drake
                                          R. Prince
                                          MEMBERS OF THE COMPENSATION COMMITTEE

SUMMARY COMPENSATION TABLE

    The following table sets forth the cash and non-cash compensation for each of the last three fiscal years awarded to or earned by the Chief Executive Officer and the other three executive officers of the Company.

                                                                                                   LONG-TERM
                                                                          ANNUAL COMPENSATION     COMPENSATION
                                                                        ------------------------  ------------      ALL OTHER
                     NAME AND PRINCIPAL POSITION                        YEAR   SALARY   BONUS(1)   OPTIONS(#)    COMPENSATION(2)
- - ----------------------------------------------------------------------  ----  --------  --------  ------------   ---------------
F.W. Lang ............................................................  1996  $321,800  $257,440     26,976          $1,693
 Chairman & Chief Executive Officer                                     1995  $309,420  $247,536     10,000          $1,517
                                                                        1994  $295,000  $140,629          0          $1,412
V.C. Benda ...........................................................  1996  $283,000  $226,400     20,000          $  986
 President and Chief Operating Officer                                  1995  $272,100  $217,680     10,000          $  851
                                                                        1994  $262,000  $124,926          0          $  736
T.R. Mahler ..........................................................  1996  $167,800  $ 67,120     11,315          $  433
 Secretary and General Counsel                                          1995  $161,330  $ 64,532      7,000          $  394
                                                                        1994  $155,000  $ 37,042          0          $  264
G.M. McGrath .........................................................  1996  $167,800  $ 67,120     12,160          $  286
 Vice President - Finance and Treasurer                                 1995  $161,330  $ 64,532      7,000          $  281
                                                                        1994  $155,000  $ 37,042          0          $  363

- - ------------------------
(1) Represents amounts paid with respect to the fiscal years shown under the incentive compensation plans described herein.

(2)  Represents life insurance premiums paid for each executive.

OPTIONS

    The following tables show certain information regarding stock options granted during fiscal 1996 to the Company's four executive officers, the number of options exercised by them during the fiscal year and the number and value of options unexercised at fiscal year end.

                  AGGREGATED OPTION GRANTS IN LAST FISCAL YEAR

                                                                                                                       POTENTIAL
                                                                                                                      REALIZABLE
                                                                              % OF TOTAL                               VALUE(2)
                                                            NUMBER OF       OPTIONS GRANTED  EXERCISE  EXPIRATION  -----------------
NAME                                                    OPTIONS GRANTED(1)  IN FISCAL YEAR    PRICE       DATE       5%       10%
- - ------------------------------------------------------  ------------------  ---------------  --------  ----------  -------  --------
                                                                 20,000          11.9         37.75     4/29/01    $208,400 $461,000
                                                                  6,976           4.1         43.00      6/3/01     82,875   183,120
F.W. Lang.............................................
                                                                 20,000          11.9         37.75     4/29/01    208,400   461,000
V.C. Benda............................................
                                                                  6,315           3.7         28.50     1/18/01     49,699   109,818
                                                                  5,000           3.0         37.75     4/29/01     52,100   115,250
T.R. Mahler...........................................
                                                                  7,160           4.3         28.50     1/18/01     56,349   124,512
                                                                  5,000           3.0         37.75     4/29/01     52,100   115,250
G.M. McGrath..........................................

- - ------------------------
(1) All options were granted at an exercise price equal to the fair market value on the date of grant. The grants provide that the options are not exerciseable during the first year after the grant, and thereafter become exerciseable at the rate of 25% per year for each of the next four years.

(2) The dollar amounts under these columns are the result of calculations at 5% and 10% rates required by rules of the Securities and Exchange Commission and are not intended to forecast possible future appreciation, if any, of the stock price.

                AGGREGATED OPTION EXERCISES IN LAST FISCAL YEAR
                            AND FY-END OPTION VALUE

                                                                                                        VALUE OF UNEXERCISED
                                                                       NUMBER OF UNEXERCISED           IN-THE-MONEY OPTIONS AT
                                          SHARES                      OPTIONS AT END OF YEAR                 END OF YEAR
                                         ACQUIRED        VALUE      ---------------------------   ---------------------------------
NAME                                    ON EXERCISE   REALIZED(1)   EXERCISABLE   UNEXERCISABLE   EXERCISABLE(2)   UNEXERCISABLE(2)
- - --------------------------------------  -----------   -----------   -----------   -------------   --------------   ----------------
F.W. Lang.............................    18,750       $  450,469     $11,875        $43,851         $300,625          $492,399
V.C. Benda............................     --             --          30,625         36,875           788,125           499,375
T.R. Mahler...........................    11,250          132,188      1,750         20,315            36,469           313,409
G.M. McGrath..........................    12,500          142,813        500         21,160             8,031           324,316

- - ------------------------
(1) Value calculated as the market value on date of exercise less the exercise price.

(2) Value calculated as the market value on June 30, 1996 less the option exercise price.

    EMPLOYMENT CONTRACTS. Agreements with Messrs. Lang, Benda, Mahler and McGrath provide that, following a change in control, the Company will (i) continue their employment for specified periods (36 months in the case of Messrs. Lang and Benda and 12 months in the case of Messrs. Mahler and McGrath) without reduction in compensation or benefits and (ii) provide them with a severance payment should the Company terminate their employment during those periods. The amount of the severance payment would be 2.99 times annualized compensation for Messrs. Lang and Benda and one times annualized compensation for Messrs. Mahler and McGrath. Other agreements with Messrs. Lang, Benda, Mahler and McGrath provide that they are entitled to receive incentive compensation under their incentive compensation plans described above for the balance of the fiscal year in the event of a change in control.

    SENIOR EXECUTIVE RETIREMENT PLAN. Messrs. Lang, Benda, Mahler and McGrath are eligible for retirement benefits under this plan, which provides for an annual payment equal to 60% of average cash compensation (30% of compensation for Messrs. Mahler and McGrath) for the highest five years of the last ten years of employment. The benefit is payable for fifteen years in the case of retirement after age 65. Estimated annual benefits payable to Messrs. Lang, Benda, Mahler and McGrath under this plan following retirement at age 65 (age 71 for Mr. Lang), are $296,660, $261,078, $70,476, and $70,476, respectively. A trust agreement has been entered into with Norwest Bank Minnesota, N.A., as trustee, under which the trustee is to hold the assets required to fund this plan and make the required distributions.

STOCK PERFORMANCE GRAPH

    The following graph compares the Company's five-year cumulative total return to the NASDAQ Index and a peer group index selected by the Company over a five year period beginning July 1, 1991 and ending June 30, 1996. The total shareholder return assumes $100 invested at the beginning of the period in AiC Common Stock and in each of the foregoing indices. It also assumes reinvestment of all dividends. Past financial performance should not be considered to be a reliable indicator of future performance, and investors should not use historical trends to anticipate results or trends in future periods.

                     COMPARISON OF CUMULATIVE TOTAL RETURN

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                ANALYSTS INTERN  NASDAQ U.S.    PEER GROUP
1991                                                     100.00        100.00        100.00
1992                                                     125.80        120.13         97.18
1993                                                     224.01        151.08        127.01
1994                                                     192.88        152.52        186.28
1995                                                     311.92        203.59        258.15
1996                                                     513.42        261.37        389.77
Assumes initial investment of $100
* Total return assumes reinvestment of divi-
dends
Note: Total returns based on market
capitalization

The peer group index reflects the stock performance of the following publicly traded companies in the Company's industry: American Management Systems, Computer Data Systems, Inc., Computer Horizons, Computer Sciences, Computer Task Group, and Keane Inc.

                               OTHER INFORMATION

PRINCIPAL SHAREHOLDERS

    The table below sets forth certain information as to each person or entity known to the Company to be the beneficial owner of more than 5% of the Company's common stock:

NAME AND ADDRESS                 NUMBER OF SHARES    PERCENT
OF BENEFICIAL OWNER             BENEFICIALLY OWNED   OF CLASS
- - ------------------------------  ------------------   --------
Janus Capital Corporation         390,450(1)          x.xx%
100 Fillmore Street, Suite 300
Denver, CO 80206-4923
Putnam Investments, Inc.          545,501(2)          x.xx%
One Post Office Square
Boston, MA 02109
T. Rowe Price Associates, Inc.    461,500(3)          x.xx%
100 East Pratt Street
Baltimore, MD 21202

- - ------------------------
(1) As reported in its Schedule 13G dated February 13, 1996, Janus Capital Corporation has shared voting power and shared dispositive power over 390,450 shares. Voting and dispositive power is reported as being shared with Janus Venture Fund and Thomas H. Bailey, who are affiliated with Janus Capital Corporation.

(2) As reported in its Schedule 13G dated January 29, 1996, Putnam Investments, Inc. has shared voting power of 171,500 shares and shared dispositive power over 374,001 shares. Voting and dispositive power is reported as being shared with Putnam Investments, Inc., Marsh & McLennan Companies, Inc., Putnam Investment Management, Inc., and The Putnam Advisory Company, Inc., who are all affiliated with Putnam Investments, Inc.

(3) As  reported in  its Schedule  13G dated  February 14,  1996, T.  Rowe Price
    Associates has sole voting power over 30,500 shares and has shared dispositive power over 431,000 shares.

SOLICITATION OF PROXIES

    Expenses in connection with the solicitation of proxies will be paid by the Company. Solicitation will be conducted primarily by mail, and, in addition, directors, officers and employees of the Company may solicit proxies personally, by telephone or by mail at no additional compensation to them. The Company will reimburse brokerage houses and other custodians for their reasonable expenses in forwarding proxy materials to beneficial owners of common stock. The Company has retained D. F. King & Co., Inc., 60 Broad Street, New York, New York 10004 to assist with solicitation of proxies from brokerage houses and other custodians who are record holders of shares owned beneficially by others, the estimated cost of which is $3,500 plus out of pocket expenses.

1997 SHAREHOLDER PROPOSALS

    Proposals of shareholders intended to be presented at the annual meeting in 1997 must be submitted to the Company in appropriate written form on or before May 7, 1997.

                                          By Order of the Board of Directors

                                               [SIGNATURE]
                                          Thomas R. Mahler
                                          SECRETARY

WHETHER OR NOT YOU PLAN TO ATTEND THE MEETING, PLEASE FILL IN, DATE AND SIGN THE ENCLOSED PROXY EXACTLY AS YOUR NAME APPEARS THEREON AND MAIL IT PROMPTLY IN THE ENCLOSED ENVELOPE.

                       ANALYSTS INTERNATIONAL CORPORATION
                 PROXY FOR 1996 ANNUAL MEETING OF SHAREHOLDERS
               THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS

    The  undersigned, revoking all prior proxies, hereby appoints F. W. Lang and
T. R. Mahler or either one of them with full power of substitution, as proxy or proxies, to vote all Common Shares of Analysts International Corporation of the undersigned at the Annual Meeting of Shareholders on October 17, 1996 and at all adjournments thereof, on the following matters:

1.    ELECTION OF DIRECTORS    / / FOR all nominees listed below        / / WITHHOLD AUTHORITY
                                  (except as marked to the contrary        to vote for all nominees listed
                                  below)                                   below

V. C. Benda, W. K. Drake, F. W. Lang, M. A. Loftus, E. M. Mahoney, and R. Prince

 (INSTRUCTION: TO WITHHOLD AUTHORITY TO VOTE FOR ANY INDIVIDUAL NOMINEE, WRITE
               THAT NOMINEE'S NAME IN THE SPACE PROVIDED BELOW.)

- - --------------------------------------------------------------------------------

2. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE as independent auditors for the year ending June 30, 1997.

            / /  FOR            / /  AGAINST            / /  ABSTAIN

3.    INCREASE AUTHORIZED COMMON SHARES

            / /  FOR            / /  AGAINST            / /  ABSTAIN

4.    APPROVE 1996 STOCK OPTION PLAN FOR NON-EMPLOYEE DIRECTORS

            / /  FOR            / /  AGAINST            / /  ABSTAIN

5. In their discretion, upon such other matters as may properly come before the meeting or any adjournment thereof.

    THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS AND WILL BE VOTED AS SPECIFIED ABOVE. IF NO SPECIFICATION IS MADE, THE PROXY WILL BE VOTED IN FAVOR OF THE ABOVE MATTERS.

    Please complete, sign and mail this Proxy promptly in the enclosed envelope, which requires no postage if mailed in the United States.
                                              Dated ______________________, 1996
                                              __________________________________
                                                   Signature of Shareholder
                                              __________________________________
                                                   Signature of Shareholder

                                              (Please sign your name exactly  as
                                              it  appears hereon. In the case of
                                              stock held in  joint tenancy,  all
                                              joint tenants must sign.
                                              Fiduciaries  should indicate title
                                              and authority.)

                                                                       EXHIBIT A

                                   ARTICLE V

    The total authorized number of shares of the Corporation shall be 40,000,000 common shares of the par value of ten cents (10 CENTS) per share.

    The shareholders shall have no preemptive or other rights to subscribe for any shares, or securities convertible into shares of the corporation.

    There shall be no cumulative voting of shares of the corporation.

    The Board of Directors is hereby authorized and empowered to accept or reject subscriptions for shares made after incorporation and to issue authorized but unissued shares from time to time for such consideration as the Board of Directors may determine, but not less than the par value of the shares so issued.

    The Board of Directors is hereby authorized and empowered to fix the terms, provisions and conditions of options, warrants or rights to purchase or subscribe for shares of corporation, including the price or prices at which shares may be purchased or subscribed for and to authorize the issuance thereof.

                                                                       EXHIBIT B

                       ANALYSTS INTERNATIONAL CORPORATION
               1996 STOCK OPTION PLAN FOR NON-EMPLOYEE DIRECTORS

1.  PURPOSES.

    The 1996 Stock Option Plan for Non-Employee Directors (the "Plan") is established to attract, retain and compensate highly qualified individuals who are not employees of Analysts International Corporation (the "Company") for service as members of the Board of Directors ("Non-Employee Directors") and to provide them with an ownership interest in the Company's common shares (the "Shares"). The Plan will be beneficial to the Company and its shareholders by allowing these Non-Employee Directors to have a personal financial stake in the Company through an ownership interest in the Shares, in addition to underscoring their common interest with shareholders in increasing the value of the Shares over the long term.

2.  EFFECTIVE DATE.

    The Plan will be effective as of the date it is adopted by the Board of Directors of the Company, subject to the approval of the Plan by the holders of at least a majority of the outstanding Shares present, or represented, and entitled to vote at the 1996 Annual Meeting of Shareholders.

3.  ADMINISTRATION OF THE PLAN.

    The Plan shall be administered by a committee consisting of two members of the Board of Directors who are not eligible to participate in the Plan (the "Committee"). Subject to the provisions of the Plan, the Committee shall be authorized to interpret the Plan, to establish, amend and rescind any rules and regulations relating to the Plan, and to make all other determinations necessary or advisable for the administration of the Plan; provided, however, that the Committee shall have no discretion with respect to the eligibility or selection of Non-Employee Directors to receive options under the Plan, the number of shares of stock subject to any options or the Plan, or the purchase price thereunder; and provided further, that the Committee shall not have the authority to take any action or make any determination that would materially increase the benefits accruing to participants under the Plan. The Committee's interpretation of the Plan, and all actions taken and determinations made by the Committee pursuant to the powers vested in it hereunder, shall be conclusive and binding upon all parties concerned including the Company, its shareholders and persons granted options under the Plan. The Chairman of the Board of the Company shall be authorized to implement the Plan in accordance with its terms and to take or cause to be taken such actions of a ministerial nature as shall be necessary to effectuate the intent and purposes thereof.

4.  PARTICIPATION IN THE PLAN.

    All active members of the Company's Board of Directors who are not as of the date of any option grant hereunder employees of the Company or any of its subsidiaries or affiliates shall be eligible to participate in the Plan. Directors emeritus and honorary directors shall not be eligible to participate.

5.  NON-QUALIFIED STOCK OPTIONS.

    Only non-qualified stock options ("options") may be granted under this Plan.

6.  TERMS, CONDITIONS AND FORM OF OPTIONS.

    (a) OPTION GRANT DATES. Options to purchase 2,000 Shares (as adjusted pursuant to Section 8) shall be automatically granted on an annual basis to each eligible Non-Employee Director on January 3rd (or the first succeeding business day thereafter on which the Shares are traded on the principal securities exchange on which they are listed) of each year, commencing January 3, 1997.

    (b) EXERCISE PRICE. The exercise price per share for which each option is exercisable shall be 100% of the fair market value per share on the date the option is granted, which shall be the average of the high and low price of the Shares based upon its consolidated trading as generally reported for the principal securities exchange on which the Shares are listed.

    (c) EXERCISABILITY AND TERMS OF OPTIONS. Each option granted under the Plan shall become exercisable in four equal installments, commencing on the first anniversary of the date of the grant and annually thereafter. Each option granted under the Plan shall expire ten years from the date of the grant, and shall be subject to earlier termination as hereinafter provided.

    (d) TERMINATION OF SERVICE. In the event of the termination of service as a member of the Board by the holder of any option, other than at or after age 65 with 10 or more years of service as a director of the Company, or by reason of permanent disability or death, the then outstanding options of such holder shall be exercisable only to the extent that they were exercisable on the date of such termination and shall expire three months after such termination, or on their stated expiration date, whichever occurs first.

    (e) RETIREMENT, DISABILITY OR DEATH. In the event of termination of service at or after age 65 with 10 or more years of service as a director of the Company or by reason of permanent disability or death of the holder of any option, each of the then outstanding options of such holder shall become immediately exercisable in full, and shall be exercisable by the holder, or the holder's legal representative, at any time within a period of five years after such termination of service, permanent disability or death, but in no event after the expiration date of the option.

    (f) PAYMENT. The option price shall be paid in cash (whether or not such cash is loaned by the Company to the participant for such purpose) or by the surrender of Shares, valued at their fair market value on the date of exercise, or by any combination of cash and Shares.

7.  NUMBER OF SHARES SUBJECT TO THE PLAN.

    These may be purchased pursuant to options under the Plan not to exceed an aggregate of 80,000 Shares (as adjusted pursuant to Section 8). Any Shares subject to an option grant which for any reason expires or is terminated unexercised as to such Shares shall again be available for issuance under the Plan.

8.  DILUTION AND OTHER ADJUSTMENT.

    In the event of any change in the outstanding Shares by reason of any stock split, stock dividend, recapitalization, merger, consolidation, combination or exchange or other similar corporate change, such equitable adjustments shall be made in the Plan and the grants thereunder, including the exercise price of outstanding options, as the Committee determines are necessary or appropriate, including, if necessary, any adjustments in the maximum number of shares referred to in Section 7 of the Plan. Such adjustment shall be conclusive and binding for all purposes of the Plan.

9.  MISCELLANEOUS PROVISIONS.

    (a)  RIGHTS AS  SHAREHOLDER.   A participant  under the  Plan shall  have no
rights as a holder of Shares with respect to option grants hereunder, unless and until certificates for Shares are issued to the participant.

    (b) ASSIGNMENT OR TRANSFER. No options granted under the Plan or any rights or interest therein shall be assignable or transferable by a participant except by will or the laws of descent and distribution. During the lifetime of a participant, options granted hereunder are exercisable only by, and payable only to, the participant.

    (c) AGREEMENTS.  All  options granted under the  Plan shall be evidenced  by
agreements   in  such  form  and  containing  such  terms  and  conditions  (not inconsistent with the Plan) as the Committee shall adopt.

    (d) COMPLIANCE WITH LEGAL REGULATIONS. During the term of the Plan and the term of any options granted under the Plan, the Company shall at all times reserve and keep available such number of shares as may be issuable under the Plan. If in the opinion of counsel for the Company the transfer, issue or sale of any Shares under the Plan shall not be lawful for any reason, including the inability of the Company to obtain from any regulatory body having jurisdiction the authority deemed by such counsel to be necessary to such transfer, issuance or sale, the Company shall not be obligated to transfer, issue or sell any such Shares. In any event, the Company shall not be obligated to transfer, issue or sell any Shares to any participant unless a registration statement which complies with the provisions of the Securities Act of 1933, as amended (the "Securities Act"), is in effect at the time with respect to such Shares or other appropriate action has been taken under and pursuant to the terms and provisions of the Securities Act, or the Company receives evidence satisfactory to the Committee that the transfer, issuance or sale of such Shares, in the absence of an effective registration statement or other appropriate action, would not constitute a violation of the terms and provisions of the Securities Act. The Company's obligation to issue Shares upon the exercise of any option granted under the Plan shall in any case be subject to the Company being satisfied that the Shares purchased are being purchased for investment and not with a view to the distribution thereof, if at the time of such exercise a resale of such Shares would otherwise violate the Securities Act in the absence of an effective registration statement relating to such Shares.

    (e)  COSTS AND EXPENSES.   The costs and expenses  of administering the Plan
shall be borne by the Company and not charged to any option or to any Non-Employee Director receiving an option.

10.  AMENDMENT AND TERMINATION OF THE PLAN.

    (a) AMENDMENTS. The Committee may from time to time amend the Plan in whole or in part; provided, that no such action shall adversely affect any rights or obligations with respect to any options theretofore granted under the Plan, and provided further, that the provisions of Sections 4 and 6 hereof may not be amended more than once every six months, other than to comport with changes in the Internal Revenue Code or regulations thereunder.

    Unless the holders of at least a majority of the outstanding Shares present, or represented, and entitled to vote at a meeting of shareholders shall have first approved thereof, no amendment of the Plan shall be effective which would
(i) increase the maximum number of Shares referred to in Section 7 of the Plan or the number of Shares subject to options that may be granted pursuant to
Section 6(a) of the Plan to any one Non-Employee Director or (ii) extend the maximum period during which options may be granted under the Plan.

    With the consent of the Non-Employee Director affected, the Committee may amend outstanding agreements evidencing options under the Plan in a manner not inconsistent with the terms of the Plan.

    (b) TERMINATION. The Committee may terminate the Plan (but not any options theretofore granted under the Plan) at any time. The Plan (but not any options theretofore granted under the Plan) shall in any event terminate on, and no options shall be granted after, June 19, 2006.

11.  COMPLIANCE WITH SEC REGULATIONS.

    It is the Company's intent that the Plan comply in all respects with Rule 16b-3 under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and any related regulations. If any provision of this Plan is later found not to be in compliance with such Rule and regulations, the provision shall be deemed null and void. All grants and exercises of options under this Plan shall be executed in accordance with the requirements of Section 16 of the Exchange Act and regulations promulgated thereunder.

12.  GOVERNING LAW.

    The validity and construction of the Plan and any agreements entered into thereunder shall be governed by the laws of the State of Minnesota.

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